Related Party Transactions (Tables)	12 Months Ended
Mar. 31, 2024
Related Party Transactions Abstract
Disclosure of transactions between related parties [Table Text Block]
	For the Years Ended
	31-Mar-24	31-Mar-23	31-Mar-22

Salaries and Benefits (1)	$562,160	$580,774	$575,255
Consulting fees (2)	541,623	396,250	396,456
Non-cash Options Vested (3)	874,321	2,100,717	3,242,528
Total	$1,978,104	$3,077,741	$4,214,239